Activity Related to Notes (Detail) - USD ($)	12 Months Ended
	May. 31, 2015	May. 31, 2014
Debt Instrument [Line Items]
Face amount of Notes	$ 4,271,250	$ 7,221,250
Unamortized discount	(6,529)	(1,932,566)
Repayments		(500,000)
Conversions	(4,221,250)	(2,450,000)
Total carrying value of Notes	43,471	2,338,684
Short-term portion of Notes	43,471
Long-term portion of Notes		2,338,684
Total carrying value of Notes	43,471	$ 2,338,684
Investor warrants
Debt Instrument [Line Items]
Face amount of Notes	3,981,050
Unamortized discount	(2,390,063)
Total carrying value of Notes	1,590,987
Total carrying value of Notes	$ 1,590,987